CLEARBRIDGE LARGE CAP VALUE FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	July 31, 2021

SECURITY	SHARES	VALUE
COMMON STOCKS - 101.9%
COMMUNICATION SERVICES - 11.6%
Interactive Media & Services - 1.8%
Alphabet Inc., Class A Shares	16,123	$43,443,907	*

Media - 8.2%
Charter Communications Inc., Class A Shares	71,971	53,550,022	*
Comcast Corp., Class A Shares	1,332,720	78,403,918
DISH Network Corp., Class A Shares	1,700,647	71,240,103	*

Total Media		203,194,043

Wireless Telecommunication Services - 1.6%
T-Mobile US Inc.	278,795	40,152,056	*

TOTAL COMMUNICATION SERVICES		286,790,006

CONSUMER DISCRETIONARY - 5.6%
Hotels, Restaurants & Leisure - 2.3%
Booking Holdings Inc.	26,112	56,878,725	*

Specialty Retail - 3.3%
Home Depot Inc.	135,303	44,405,092
TJX Cos. Inc.	519,966	35,778,860

Total Specialty Retail		80,183,952

TOTAL CONSUMER DISCRETIONARY		137,062,677

CONSUMER STAPLES - 1.0%
Beverages - 1.0%
PepsiCo Inc.	156,210	24,517,159

ENERGY - 5.2%
Oil, Gas & Consumable Fuels - 5.2%
Chevron Corp.	398,926	40,614,656
ConocoPhillips	1,009,940	56,617,237
Enterprise Products Partners LP	1,392,260	31,423,308

TOTAL ENERGY		128,655,201

FINANCIALS - 24.3%
Banks - 9.6%
Bank of America Corp.	2,713,108	104,074,823
JPMorgan Chase & Co.	685,923	104,109,393
US Bancorp	516,175	28,668,359

Total Banks		236,852,575

Capital Markets - 3.4%
Bank of New York Mellon Corp.	644,715	33,093,221
Charles Schwab Corp.	728,710	49,515,845

Total Capital Markets		82,609,066

See Notes to Schedule of Investments.

ClearBridge Large Cap Value Fund 2021 Quarterly Report	1

CLEARBRIDGE LARGE CAP VALUE FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	SHARES	VALUE
Consumer Finance - 5.8%
American Express Co.	565,117	$96,369,402
Capital One Financial Corp.	293,650	47,483,205

Total Consumer Finance		143,852,607

Diversified Financial Services - 1.6%
Berkshire Hathaway Inc., Class B Shares	141,260	39,311,245	*

Insurance - 3.9%
Marsh & McLennan Cos. Inc.	234,742	34,558,717
Progressive Corp.	320,238	30,473,848
Travelers Cos. Inc.	205,387	30,586,232

Total Insurance		95,618,797

TOTAL FINANCIALS		598,244,290

HEALTH CARE - 8.2%
Biotechnology - 1.2%
Amgen Inc.	123,740	29,888,160

Health Care Providers & Services - 4.2%
Anthem Inc.	113,232	43,482,220
UnitedHealth Group Inc.	141,990	58,531,118

Total Health Care Providers & Services		102,013,338

Pharmaceuticals - 2.8%
Johnson & Johnson	280,278	48,263,872
Merck & Co. Inc.	279,496	21,484,857

Total Pharmaceuticals		69,748,729

TOTAL HEALTH CARE		201,650,227

INDUSTRIALS - 18.2%
Aerospace & Defense - 5.0%
Northrop Grumman Corp.	118,210	42,912,594
Raytheon Technologies Corp.	926,357	80,546,741

Total Aerospace & Defense		123,459,335

Air Freight & Logistics - 2.1%
United Parcel Service Inc., Class B Shares	268,005	51,285,437

Electrical Equipment - 2.3%
Vertiv Holdings Co.	2,069,126	58,018,293

Industrial Conglomerates - 2.3%
Honeywell International Inc.	237,910	55,620,979

See Notes to Schedule of Investments.

2	ClearBridge Large Cap Value Fund 2021 Quarterly Report

CLEARBRIDGE LARGE CAP VALUE FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	SHARES	VALUE
Machinery - 6.5%
Deere & Co.	235,780	$85,255,690
Illinois Tool Works Inc.	189,100	42,863,297
Otis Worldwide Corp.	352,658	31,580,524

Total Machinery		159,699,511

TOTAL INDUSTRIALS		448,083,555

INFORMATION TECHNOLOGY - 15.7%
Communications Equipment - 4.1%
Cisco Systems Inc.	827,620	45,825,320
Motorola Solutions Inc.	248,385	55,618,369

Total Communications Equipment		101,443,689

Electronic Equipment, Instruments & Components - 3.7%
TE Connectivity Ltd.	628,572	92,695,513

Semiconductors & Semiconductor Equipment - 5.1%
Lam Research Corp.	84,263	53,710,079
NXP Semiconductors NV	146,930	30,324,882
QUALCOMM Inc.	272,650	40,842,970

Total Semiconductors & Semiconductor Equipment		124,877,931

Software - 2.4%
Microsoft Corp.	92,138	26,251,038
Oracle Corp.	371,410	32,364,667

Total Software		58,615,705

Technology Hardware, Storage & Peripherals - 0.4%
Apple Inc.	73,530	10,725,086

TOTAL INFORMATION TECHNOLOGY		388,357,924

MATERIALS - 5.0%
Chemicals - 3.7%
Air Products & Chemicals Inc.	191,608	55,763,676
PPG Industries Inc.	216,430	35,390,634

Total Chemicals		91,154,310

Construction Materials - 1.3%
Martin Marietta Materials Inc.	86,120	31,287,396

TOTAL MATERIALS		122,441,706

REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 2.1%
American Tower Corp.	186,981	52,878,227

UTILITIES - 5.0%
Electric Utilities - 1.5%
Edison International	661,437	36,048,317

See Notes to Schedule of Investments.

ClearBridge Large Cap Value Fund 2021 Quarterly Report	3

CLEARBRIDGE LARGE CAP VALUE FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY		SHARES	VALUE
Multi-Utilities - 3.5%
Sempra Energy		663,439	$86,678,305

TOTAL UTILITIES			122,726,622

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,482,542,331)			2,511,407,594

	RATE
SHORT-TERM INVESTMENTS - 1.6%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.006%	32,006,296	32,006,296
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	0.010%	8,001,574	8,001,574	(a)

TOTAL SHORT-TERM INVESTMENTS (Cost - $40,007,870)			40,007,870

TOTAL INVESTMENTS - 103.5% (Cost - $1,522,550,201)			2,551,415,464
Liabilities in Excess of Other Assets - (3.5)%			(85,345,574)

TOTAL NET ASSETS - 100.0%			$2,466,069,890

*	Non-income producing security.

(a)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2021, the total market value of investments in Affiliated Companies was $8,001,574 and the cost was $8,001,574 (Note 2).

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4	ClearBridge Large Cap Value Fund 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Large Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (prior to September 1, 2021, known as Legg Mason Partners Equity Trust) (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the

5

Notes to Schedule of Investments (unaudited) (cont’d)

Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

6

Notes to Schedule of Investments (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$2,511,407,594	—	—	$2,511,407,594
Short-Term Investments†	40,007,870	—	—	40,007,870

Total Investments	$2,551,415,464	—	—	$2,551,415,464

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2021. The following transactions were effected in such company for the period ended July 31, 2021.

	Affiliate Value at October 31,	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2021
	2020	Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$3,486,542	$134,262,710	134,262,710	$129,747,678	129,747,678	—	$587	—	$8,001,574

7